Material Accounting Policies	6 Months Ended
Jun. 30, 2024
Disclosure of significant accounting policies [Abstract]
Material Accounting Policies
Note 2:	Material Accounting Policies

The following accounting policies have been applied consistently in the financial statements for all periods presented unless otherwise stated.

a.	Basis of presentation of financial statements:

These financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB").

b.	Basis of preparation of the interim consolidated financial statements:

The interim condensed consolidated financial statements for the six and three months ended June 30, 2024, have been prepared in accordance with IAS 34 "Interim Financial Reporting".

These condensed consolidated interim financial statements have been prepared in accordance with IAS 34 Interim Financial Reporting and do not include all of the information required for full annual financial statements. They should be read in conjunction with the financial statements as at and for the year ended December 31, 2023 (hereinafter – “the annual financial statements”). These condensed consolidated interim financial statements were authorized for issue by the Group’s Board of Directors on August 14, 2024.

c.
Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current (amendment to IAS 1).

As a result of applying the Amendment the warrants presented in these financial statements were classified as a current liability pursuant to the conversion option.